Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Equity
Par value of shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share capital, shares outstanding (in shares)	24,472,061	24,437,000	24,437,000	24,425,699